Goodwill - Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Puhui [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Excess of the recoverable amount of the CGU (or CGU group) over its carrying amount	¥ 9,082,855	¥ 31,032,688	¥ 46,780,343